SUPPLEMENT DATED MARCH 21, 2013

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2012

The following changes to annual fund operating expenses will become effective on May 1, 2013, for each of the Tax Exempt Funds:

1.
For the Tax Exempt Income Fund (formerly, the “Tax Exempt Fund”), under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.59%	0.59%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.11%	0.17%
Total Annual Fund Operating Expenses	1.00%	1.76%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$671	$875	$1,096	$1,729
Class B shares	$579	$854	$1,154	$1,873

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$671	$875	$1,096	$1,729
Class B shares	$179	$554	$954	$1,873

2.
For the Tax Exempt Opportunities Fund (formerly, the “Tax Exempt II Fund”), under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.15%	0.20%
Total Annual Fund Operating Expenses	1.05%	1.80%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$676	$890	$1,121	$1,784
Class B shares	$583	$866	$1,175	$1,919

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$676	$890	$1,121	$1,784
Class B shares	$183	$566	$975	$1,919

3.	For the California Fund, under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses	1.06%	1.76%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$677	$893	$1,126	$1,795
Class B shares	$579	$854	$1,154	$1,889

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$677	$893	$1,126	$1,795
Class B shares	$179	$554	$954	$1,889

4.	For the Connecticut Fund, under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%

Other Expenses	0.15%	0.21%
Total Annual Fund Operating Expenses	1.05%	1.81%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$676	$890	$1,121	$1,784
Class B shares	$584	$869	$1,180	$1,927

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$676	$890	$1,121	$1,784
Class B shares	$184	$569	$980	$1,927

5.	For the Massachusetts Fund, under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.19%	0.22%
Total Annual Fund Operating Expenses	1.09%	1.82%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$680	$902	$1,141	$1,827
Class B shares	$585	$873	$1,185	$1,946

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$680	$902	$1,141	$1,827
Class B shares	$185	$573	$985	$1,946

6.	For the Michigan Fund, under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.20%	0.24%
Total Annual Fund Operating Expenses	1.10%	1.84%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$681	$905	$1,146	$1,838
Class B shares	$587	$879	$1,195	$1,965

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$681	$905	$1,146	$1,838
Class B shares	$187	$579	$995	$1,965

7.	For the Minnesota Fund, under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.18%	0.34%
Total Annual Fund Operating Expenses	1.08%	1.94%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$679	$899	$1,136	$1,816
Class B shares	$597	$909	$1,247	$2,041

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$679	$899	$1,136	$1,816
Class B shares	$197	$609	$1,047	$2,041

8.	For the New Jersey Fund, under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.13%	0.25%
Total Annual Fund Operating Expenses	1.03%	1.85%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$674	$884	$1,111	$1,762
Class B shares	$588	$882	$1,201	$1,955

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$674	$884	$1,111	$1,762
Class B shares	$188	$582	$1,001	$1,955

9.	For the New York Fund, under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.11%	0.18%
Total Annual Fund Operating Expenses	1.01%	1.78%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$672	$878	$1,101	$1,740
Class B shares	$581	$860	$1,164	$1,892

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$672	$878	$1,101	$1,740
Class B shares	$181	$560	$964	$1,892

10.	For the North Carolina Fund, under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.15%	0.25%
Total Annual Fund Operating Expenses	1.05%	1.85%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$676	$890	$1,121	$1,784
Class B shares	$588	$882	$1,201	$1,960

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$676	$890	$1,121	$1,784
Class B shares	$188	$582	$1,001	$1,960

11.	For the Ohio Fund, under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.18%	0.26%
Total Annual Fund Operating Expenses	1.08%	1.86%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$679	$899	$1,136	$1,816
Class B shares	$589	$885	$1,206	$1,976

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$679	$899	$1,136	$1,816
Class B shares	$189	$585	$1,006	$1,976

12.	For the Oregon Fund, under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.15%	0.22%
Total Annual Fund Operating Expenses	1.05%	1.82%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$676	$890	$1,121	$1,784
Class B shares	$585	$873	$1,185	$1,935

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$676	$890	$1,121	$1,784
Class B shares	$185	$573	$985	$1,935

13.	For the Pennsylvania Fund, under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.16%	0.29%
Total Annual Fund Operating Expenses	1.06%	1.89%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$677	$893	$1,126	$1,795
Class B shares	$592	$894	$1,221	$1,995

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$677	$893	$1,126	$1,795
Class B shares	$192	$594	$1,021	$1,995

14.	For the Virginia Fund, under the section titled "Fees and Expenses of the Fund", the table titled “Annual Fund Operating Expenses" and the Example are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.16%	0.21%
Total Annual Fund Operating Expenses	1.06%	1.81%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes as of May 1, 2013.  The Fund’s current expenses will remain unchanged until May 1, 2013.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$677	$893	$1,126	$1,795
Class B shares	$584	$869	$1,180	$1,930

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$677	$893	$1,126	$1,795
Class B shares	$184	$569	$980	$1,930

* * * * *

Please retain this Supplement for future reference.

TEP0313